Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 05, 2020
Registrant Name	BOSTON TRUST WALDEN FUNDS
Entity Central Index Key	0000882748
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 05, 2020
Document Effective Date	Feb. 05, 2020
Prospectus Date	Feb. 04, 2020
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund
Prospectus:
Trading Symbol	BOSOX
Walden Small Cap Fund | Walden Small Cap Fund
Prospectus:
Trading Symbol	WASOX